Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

Selected quarterly financial data consisted of the following (in millions of dollars):

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues, net	$15,385	$17,994	$17,564	$21,201
Gross margin	2,249	2,666	2,683	3,148
Interest expense	263	265	256	251
Loss on extinguishment of debt (1)	—	23	—	1
Income before income taxes	198	544	610	852
Net income (2)	166	507	464	1,620

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues, net	$16,359	$16,795	$15,478	$17,152
Gross margin	2,568	2,543	2,562	2,761
Interest expense	277	278	273	266
Income before income taxes	506	541	437	458
Net income	473	436	381	378

(1)	In connection with the June 2013 amendment of our Senior Credit Facilities and the December 2013 re-pricing of the Tranche B Term Loan, we recognized a $24 million loss on extinguishment of debt. The loss consisted of the write off of $13 million of unamortized debt discounts and $3 million of unamortized debt issuance costs associated with the Senior Credit Facilities, as well as $8 million of call premium and other fees associated with the amendments. Refer to Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources—Senior Credit Facilities, for additional information.
(2)	Net income in the fourth quarter of 2013 includes a $962 million non-cash tax benefit related to the release of valuation allowances on deferred tax assets. Refer to Note 13, Income Taxes, for additional information.